EARNINGS (LOSS) PER SHARE - Basic earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Basic earnings per share
Resulted of the period attributable to controlling shareholders'	R$ 10,035,111	R$ (2,057,101)	R$ 7,277,867	R$ (15,479,631)	R$ (15,479,631)
Weighted average number of shares in the period			1,361,264		1,361,264
Weighted average treasury shares			(12,042)		(12,042)
Weighted average number of outstanding shares			1,349,222		1,349,222
Basic loss per common share - RS	R$ 7.43770	R$ (1.52466)	R$ 5.39412	R$ (11.47301)	R$ (11.47301)